UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-6108

Investors Municipal Cash Fund

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	03/31

Date of reporting period:	03/31/06

ITEM 1.               REPORT TO STOCKHOLDERS

ANNUAL REPORT TO SHAREHOLDERS

Investors
Municipal
Cash Fund

March 31, 2006

Tax-Exempt New York
Money Market Fund

Investors Pennsylvania
Municipal Cash Fund

Investors Florida
Municipal Cash Fund

Investors New Jersey
Municipal Cash Fund

Investors Michigan
Municipal Cash Fund

Dear Shareholder:

Thank you for investing with Investors Municipal Cash Fund. To provide you with an update of holdings and financial highlights, on the following pages you'll find the fund's shareholder report for the 12-month period ended March 31, 2006. The fund series includes:

Tax-Exempt New York Money Market Fund

Investors Pennsylvania Municipal Cash Fund

Investors Florida Municipal Cash Fund

Investors New Jersey Municipal Cash Fund

Investors Michigan Municipal Cash Fund

Briefly, for the fund's most recent fiscal year ended March 31, 2006, the fund's portfolios achieved their stated objectives of providing maximum current income while maintaining stability of capital.

Economic and Portfolio Review

During the 12 months ended March 31, 2006, the US economy showed its resiliency, despite devastating hurricanes in the southern United States and continual increases in energy prices. Monthly job growth was the most important economic indicator for the money markets as the year began, but the market's focus gradually shifted to a careful watch for signs of increasing inflation.

Over the period, the US Federal Reserve Board (the Fed) continued its policy of increasing short-term interest rates in an attempt to undo the easing of monetary policy that occurred up until June 2004. The Fed raised the federal funds rate — the overnight rate charged by banks when they borrow money from each other, which guides other interest rates — to 4.75% in eight quarter-percentage-point increments over the 12-month period.

Despite the increases in the fed funds rate, longer-term yields remained low for most of the period, creating a relatively flat yield curve.1

1 The yield curve is a graph with a left to right line that shows how high or low yields are, from the shortest to the longest maturities. Typically the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.

Fund Results
As of March 31, 2006

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

Fund	7-Day Current Yield*	Equivalent Taxable Yield**
Tax-Exempt New York Money Market Fund	2.13%	3.55%
Investors Pennsylvania Municipal Cash Fund	2.22%	3.52%
Investors Florida Municipal Cash Fund	2.18%	3.35%
Investors New Jersey Municipal Cash Fund	2.18%	3.68%
Investors Michigan Municipal Cash Fund	2.35%	3.76%

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate.

Please call for the most current yield information.

* Performance reflects a partial fee waiver which improved results during this period. Otherwise, the 7-day current average yields of Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund would have been 2.08%, .90%, 2.06%, 1.74% and 1.01%, respectively, as of March 31, 2006.

** The equivalent taxable yield allows you to compare each fund with the performance of taxable money market funds. The New York Fund equivalent taxable yield is based upon the fund's yield and an approximate combined Federal and State of New York income tax rate of 40.01%. The Pennsylvania, New Jersey and Michigan Funds equivalent taxable yields are based upon the funds' yields and an approximate combined Federal and State marginal income tax rate of 37.00%, 40.83% and 37.54%, respectively. The Florida Fund equivalent taxable yield is based upon the fund's yield and 35.00% Federal income tax rate. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Throughout 2005 and early 2006, the Fed repeated its statements that additional rate increases might be needed going forward to keep the risks to economic growth and price stability in balance. At the same time, there is a sense within the market that 2006 will be a year of transition, that the Fed will probably discontinue its rate increases this year and that investors will be looking to see how well Bernanke can fine-tune the economy by utilizing the Fed's control over short-term rates.

As tax-free money market rates gradually rose during the period, the Bond Buyer One-Year Note Index began the funds' fiscal year (as of April 1, 2005) at 2.63%, and closed the 12-month period (on March 31, 2006) at 3.52%.2

During the 12-month period, we continued to focus on the highest-quality investments while seeking competitive yields across the municipal investment spectrum. We also maintained a cautious stance by targeting an average maturity similar to our peers. Most years, during "tax season," tax-free money fund investors withdraw substantial amounts of money from the market to pay their tax bills. Last year, tax-related selling pressure extended for a longer period than usual as we saw substantial tax payment withdrawals in April and May of 2005. (In contrast, tax-related selling of municipal money market securities was comparatively restrained through the first quarter of 2006.) As a result of these sales, floating-rate issuers were forced to raise their rates to attract new investors.

Our strategy during the first two months of the funds' most recent fiscal year was to increase the portfolio's floating-rate position to take advantage of the increase in rates. Up until year-end 2005, this strategy worked well for the funds, but at the close of the year our overweight position in floating-rate securities detracted slightly from returns.3 The interest rate of floating-rate securities adjusts periodically based on indices such as the Bond Market Association Index of Variable Rate Demand Notes.4 Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.

Going forward, we will continue to apply a careful approach to investing on behalf of the fund and to seek competitive tax-free yield for our shareholders.

Sincerely,

Sonelius Kendrick-Smith

Portfolio Manager, Deutsche Asset Management

A group of investment professionals is responsible for the day-to-day management of each fund. These professionals have a broad range of experience managing money market funds.

2 The Bond Buyer One-Year Note Index consists of 10 one-year municipal note issues. All note issues are rated MIG 1 by Moody's. The Index is issued by the Bond Buyer and updated weekly.

3 "Overweight" means the fund holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the fund holds a lower weighting.

4 The Bond Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Information About Each Fund's Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had they not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended March 31, 2006.

The tables illustrate each Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2006
Actual Fund Return	New York	Pennsylvania	Florida	New Jersey	Michigan
Beginning Account Value 10/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/06	$ 1,009.90	$ 1,010.40	$ 1,010.40	$ 1,010.10	$ 1,011.00
Expenses Paid per $1,000*	$ 4.91	$ 4.86	$ 4.96	$ 4.91	$ 4.21
Hypothetical 5% Fund Return	New York	Pennsylvania	Florida	New Jersey	Michigan
Beginning Account Value 10/1/05	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 3/31/06	$ 1,020.04	$ 1,020.09	$ 1,020.00	$ 1,020.04	$ 1,020.74
Expenses Paid per $1,000*	$ 4.94	$ 4.89	$ 4.99	$ 4.94	$ 4.23

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios
Tax-Exempt New York Money Market Fund	.98%
Investors Pennsylvania Municipal Cash Fund	.97%
Investors Florida Municipal Cash Fund	.99%
Investors New Jersey Municipal Cash Fund	.98%
Investors Michigan Municipal Cash Fund	.84%

For more information, please refer to the Funds' prospectus.

Portfolio Summary

Tax-Exempt New York Money Market Fund

Asset Allocation	3/31/06	3/31/05

Municipal Investments
Municipal Variable Rate Demand Notes	77%	97%
Municipal Bonds and Notes	23%	3%
	100%	100%
Weighted Average Maturity	3/31/06	3/31/05
Tax-Exempt New York Money Market Fund	22 days	7 days
State Specific Retail New York Money Fund Average*	21 days	23 days

Investors Pennsylvania Municipal Cash Fund

Asset Allocation	3/31/06	3/31/05

Municipal Investments
Municipal Variable Rate Demand Notes	96%	100%
Municipal Bonds and Notes	4%	—
	100%	100%
Weighted Average Maturity	3/31/06	3/31/05
Investors Pennsylvania Municipal Cash Fund	9 days	18 days
State Specific Retail Pennsylvania Money Fund Average*	19 days	22 days

Investors Florida Municipal Cash Fund

Asset Allocation	3/31/06	3/31/05

Municipal Investments
Municipal Variable Rate Demand Notes	80%	100%
Municipal Bonds and Notes	20%	—
	100%	100%
Weighted Average Maturity	3/31/06	3/31/05
Investors Florida Municipal Cash Fund	17 days	11 days
State Specific Retail Florida Money Fund Average*	25 days	22 days

Investors New Jersey Municipal Cash Fund

Asset Allocation	3/31/06	3/31/05

Municipal Investments
Municipal Variable Rate Demand Notes	81%	88%
Municipal Bonds and Notes	19%	12%
	100%	100%
Weighted Average Maturity	3/31/06	3/31/05
Investors New Jersey Municipal Cash Fund	16 days	5 days
State Specific Retail New Jersey Money Fund Average*	31 days	27 days

Investors Michigan Municipal Cash Fund

Asset Allocation	3/31/06	3/31/05

Municipal Investments
Municipal Variable Rate Demand Notes	90%	96%
Municipal Bonds and Notes	10%	4%
	100%	100%
Weighted Average Maturity	3/31/06	3/31/05
Investors Michigan Municipal Cash Fund	16 days	8 days
State Specific Retail Michigan Money Fund Average*	18 days	22 days

* The Funds are compared to their respective iMoneyNet category: State Specific Retail Money Fund Average consists of only retail state tax-free and municipal money funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months and less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings. The category consists of all funds in the National Tax-Free Retail and State Specific Retail categories.

Asset allocation is subject to change. For more complete details about the Funds' holdings, see pages 9-20. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Portfolio of Investments as of March 31, 2006

Tax-Exempt New York Money Market Fund	Principal Amount ($)	Value ($)

Municipal Investments 99.3%
New York 98.3%
Albany, NY, Industrial Development Agency, Davies Office Refurbishing, AMT, 3.21%*, 2/1/2017, HSBC Bank USA NA (a)	390,000	390,000
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Services, 3.25%*, 6/1/2022, KeyBank NA (a)	450,000	450,000
Hempstead, NY, Industrial Development Agency Revenue, Series F5J, REG D, AMT, 144A, 3.29%*, 10/1/2043	1,300,000	1,300,000
Hempstead, NY, Industrial Development Agency, Trigen-Nassua Energy, AMT, 3.21%*, 9/15/2015, Societe Generale (a)	1,300,000	1,300,000
Islip, NY, Union Free School District 002, Tax Anticipation Notes, 3.5%, 6/29/2006	1,750,000	1,753,323
Nassau, NY, Health Care Corp. Revenue, Series 2004-C1, 3.13%*, 8/1/2029 (b)	100,000	100,000
New York, Jay Street Development Corp., Counties Facility Lease Revenue, Series A-3, 3.15%*, 5/1/2022, Depfa Bank PLC (a)	500,000	500,000
New York, Metropolitan Transportation Authority Revenue:
Series 848-D, 144A, 3.19%*, 11/15/2021 (b)	299,000	299,000
Series 1040, 144A, 3.2%*, 11/15/2020 (b)	200,000	200,000
Series B-16, 144A, 3.2%*, 11/15/2027	1,700,000	1,700,000
3.47%, 6/8/2006	1,000,000	1,000,000
New York, State Dormitory Authority Revenue:
Series A-09, 144A, 2.78%*, 5/15/2031 (b)	1,000,000	1,000,000
Series 1997, 3.1%, 4/6/2006	1,685,000	1,685,000
Series B09, 144A, 3.2%*, 3/15/2023 (b)	350,000	350,000
Series 1191, 144A, 3.21%*, 5/15/2013 (b)	800,000	800,000
New York, State Dormitory Authority Revenue, Mental Health Services, Series D-2A, 3.16%*, 2/15/2031 (b)	450,000	450,000
New York, State Dormitory Authority Revenue, Non-State Supported Debt, North Shore, Long Island Jewish, Series A, 3.15%*, 11/1/2034, Citibank NA (a)	150,000	150,000
New York, State Dormitory Authority Revenue, Solar Eclipse Funding Trust, Series 2006-0029, 144A, 3.17%*, 2/15/2012 (b)	2,000,000	2,000,000
New York, State General Obligation, Series B, 2.9%*, 3/15/2030, Dexia Credit Local FRNC (a)	390,000	390,000
New York, State Housing Finance Agency Revenue, Series E-39, AMT, 3.21%*, 11/15/2031	2,200,000	2,200,000
New York, State Housing Finance Agency Revenue, 521 West 42nd St. Apartments, Series A, AMT, 3.2%*, 11/1/2034, KeyBank NA (a)	1,000,000	1,000,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 3.16%*, 11/1/2036, Bank of New York (a)	400,000	400,000
New York, State Housing Finance Agency Revenue, Multi-Family Housing, Series A, AMT, 3.2%*, 11/1/2028 (b)	1,000,000	1,000,000
New York, State Housing Finance Agency, Service Contract Revenue, Series D, 3.15%*, 3/15/2026, State Street Bank & Trust Co. (a)	2,000,000	2,000,000
New York, State Power Authority:
3.13%, 5/4/2006	1,000,000	1,000,000
3.24%, 4/4/2006	1,000,000	1,000,000
3.35%*, 3/1/2016	1,000,000	1,000,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.2%*, 3/15/2025 (b)	1,315,000	1,315,000
New York, Tobacco Settlement Financing Corp., Series R-6500, 144A, 3.21%*, 6/1/2021 (b)	400,000	400,000
New York, Triborough Bridge & Tunnel Authority Revenue, Series B-2, 3.16%*, 1/1/2032	1,200,000	1,200,000
New York, Tsasc, Inc., SeriesR-513CE, 144A, 3.21%*, 6/1/2034	2,570,000	2,570,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 3.2%*, 12/1/2034, Allied Irish Bank PLC (a)	1,100,000	1,100,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series PT-2114, 144A, 3.02%*, 12/15/2011	140,000	140,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 3F, 3.18%*, 11/1/2022	150,000	150,000
New York, NY, General Obligation, Series A-3, 3.15%*, 8/1/2031, BNP Paribas (a)	1,200,000	1,200,000
Niagara County, NY, Industrial Development Agency, Civic Facility Revenue, NYSARC, Inc. Opportunities Unlimited, Series A, 3.25%*, 9/1/2021, KeyBank NA (a)	690,000	690,000
Oneida Indian Nation, NY, Revenue Bond, 3.15%*, 10/1/2032, Bank of America NA (a)	1,470,000	1,470,000
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 3.25%*, 11/1/2025, HSBC Bank PLC (a)	300,000	300,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 3.21%*, 3/1/2025, Wilber National Bank (a)	790,000	790,000
Port Authority of New York & New Jersey, Series B, 3.2%, 5/2/2006	1,500,000	1,500,000
Sachem, NY, Holbrook Central School District, Tax Anticipation Notes, 3.75%, 6/22/2006	1,500,000	1,503,512
Schoharie County, NY, Industrial Development Agency, Civic Facility Revenue, Bassett Hospital Project, Series A, 3.25%*, 2/1/2021, KeyBank NA (a)	335,000	335,000
Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Series B, 3.2%*, 9/1/2015, KeyBank NA (a)	640,000	640,000
		40,720,835
Puerto Rico 1.0%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.21%*, 12/1/2030	400,000	400,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $41,120,835)+	99.3	41,120,835
Other Assets and Liabilities, Net	0.7	289,239
Net Assets	100.0	41,410,074

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2006.

+ The cost for federal income tax purposes was $41,120,835.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Assurance Corp.	10.7
Financial Guaranty Insurance Company	2.1
Financial Security Assurance	3.4
Municipal Bond Investors Assurance	3.0

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2006

Investors Pennsylvania Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 99.7%
Pennsylvania 71.3%
Allegheny County, PA, Hospital Development Authority Revenue, Health Care Dialysis Clinic, 3.18%*, 12/1/2019, Bank of America NA (a)	300,000	300,000
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., 3.17%*, 7/15/2028	375,000	375,000
Allegheny County, PA, Port Authority, Grant Anticipation Notes, 4.0%, 6/30/2006, PNC Bank NA (a)	270,000	270,446
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 3.21%*, 7/1/2023, Wachovia Bank NA (a)	100,000	100,000
Chester County, PA, Industrial Development Authority Revenue, Bentley Graphic, Inc. Project, AMT, 3.38%*, 12/1/2020, First Tennessee Bank (a)	600,000	600,000
Dallastown, PA, State General Obligation, Area School District, 3.19%*, 2/1/2018 (b)	205,000	205,000
Dauphin County, PA, General Authority Revenue, Education & Health Loan Program, 3.22%*, 11/1/2017 (b)	280,000	280,000
Delaware River, PA, Port Authority of Pennsylvania & New Jersey Revenue, Series B-04, 144A, 3.19%*, 1/1/2026 (b)	50,000	50,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 3.18%*, 8/1/2016, National Australia Bank (a)	210,000	210,000
Erie County, PA, Industrial Development, Snap-Tite, Inc. Project, AMT, 3.35%*, 2/1/2018, National City Bank (a)	315,000	315,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 3.2%*, 6/1/2033, Allied Irish Bank PLC (a)	275,000	275,000
Lehigh County, PA, Industrial Development Authority, Pollution Control Revenue, Allegheny Electric Cooperative, 3.25%*, 10/1/2014, Rabobank Nederland (a)	115,000	115,000
Lehigh County, PA, Industrial Development Authority, Pollution Control Revenue, Allegheny Electric Corp., 3.25%*, 6/1/2014, Rabobank Nederland (a)	130,000	130,000
Manheim Township, PA, General Obligation, School District, 3.19%*, 6/1/2016 (b)	170,000	170,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project, Series B, AMT, 3.25%*, 11/1/2041, Morgan Guaranty Trust (a)	60,000	60,000
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue, Series MT-047, AMT, 144A, 3.24%*, 11/1/2021	295,000	295,000
Pennsylvania, State General Obligation, Series A15, 144A, 3.21%*, 1/1/2017 (b)	345,000	345,000
Pennsylvania, State Higher Educational Assistance Agency, Student Loan Revenue, Series A, AMT, 3.27%*, 3/1/2027 (b)	400,000	400,000
Pennsylvania, State Higher Educational Facilities Authority Hospital Revenue, Series MT-042, 144A, 3.23%*, 11/1/2024	140,000	140,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Carnegie Mellon University, Series A, 3.15%*, 11/1/2025	50,000	50,000
Pennsylvania, State Public School Building Authority Revenue, Series A42, 144A, 2.85%*, 6/1/2028 (b)	100,000	100,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Children's Hospital Project, Series B, 3.14%*, 7/1/2025	300,000	300,000
Red Lion, PA, General Obligation, Area School District, 3.17%*, 5/1/2024 (b)	350,000	350,000
Somerset County, PA, Industrial Development Authority Revenue, Welding & Steel, AMT, 3.3%*, 3/2/2015, National City Bank of PA (a)	50,000	50,000
		5,485,446
Alaska 2.6%
ABN AMRO, Munitops Certificates Trust, Alaska Trust Certificate, 144A, Series 2006-9, 3.22%*, 10/1/2014 (b)	200,000	200,000
Kentucky 5.2%
Jeffersontown, KY, Lease Program Revenue, Kentucky League of Cities Funding Trust, 3.25%*, 3/1/2030, US Bank NA (a)	400,000	400,000
Michigan 0.5%
Jackson County, MI, Economic Development Corp. Revenue, Spring Arbor College Project, 3.25%*, 12/1/2020, Comerica Bank (a)	40,000	40,000
New Jersey 1.0%
New Jersey, Economic Development Authority, Special Facility Revenue, Port Newark Container LLC, AMT, 3.21%*, 7/1/2030, Citibank NA (a)	75,000	75,000
Puerto Rico 15.2%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.17%*, 10/1/2008	600,000	600,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.18%*, 7/1/2020 (b)	100,000	100,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.21%*, 12/1/2030	465,000	465,000
		1,165,000
Tennessee 2.6%
Tennessee, Tennergy Corp. Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.22%*, 5/1/2016	200,000	200,000
Virginia 1.3%
Henrico County, VA, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 3.23%*, 8/1/2020, Wachovia Bank NA (a)	100,000	100,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $7,665,446)+	99.7	7,665,446
Other Assets and Liabilities, Net	0.3	25,732
Net Assets	100.0	7,691,178

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2006.

+ Cost for federal income tax purposes was $7,665,446.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Assurance Corp.	8.9
Financial Guaranty Insurance Company	3.2
Financial Security Assurance	8.1
Municipal Bond Investors Assurance	8.4

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2006

Investors Florida Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 99.6%
Florida 85.7%
Brevard County, FL, Health Care Facilities Authority Revenue, Health First, Inc. Project, 3.18%*, 8/1/2014, SunTrust Bank (a)	100,000	100,000
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series PT-703, 144A, 3.19%*	2,975,000	2,975,000
Collier County, FL, Health Facilities, 3.15%, 4/5/2006	500,000	500,000
Dade County, FL, Industrial Development Authority Revenue, Spectrum Programs, Inc. Project, 3.23%*, 10/1/2016, Bank of America NA (a)	250,000	250,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 3.26%*, 8/1/2034, Bank One NA (a)	1,600,000	1,600,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 3.17%*, 10/15/2032	600,000	600,000
Florida, Ocean Highway & Port Authority Revenue, AMT, 3.29%*, 12/1/2020, Wachovia Bank NA (a)	1,780,000	1,780,000
Florida, State Board of Public Education, Series I, 5.0%, 6/1/2006	750,000	752,637
Florida, State Board of Public Education, Capital Outlay 2002, Series E, 3.0%, 6/1/2006	1,200,000	1,200,783
Florida, State Division Board Finance Department, General Services Revenue, Department of Environmental & Preservation 2000, Series A, 6.0%, 7/1/2006 (b)	800,000	806,114
Florida, Transportation/Tolls Revenue, Turnpike Authority, Series R-4041, 144A, 3.21%*, 7/1/2020 (b)	500,000	500,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System: Series A, 3.22%*, 11/15/2032, SunTrust Bank (a)	525,000	525,000
Series B, 3.19%*, 11/15/2009, SunTrust Bank (a)	1,600,000	1,600,000
Jacksonville, FL, Electric Authority Revenue, Series 200-F, 3.35%, 6/19/2006	1,200,000	1,200,000
Jacksonville, FL, Housing Finance Authority, Multi-Family Revenue,St Augustine Airports, 3.19%*, 7/15/2033	1,300,000	1,300,000
Jacksonville, FL, Industial Development Revenue, Airport Hotel Project, 3.15%*, 7/1/2013, Northern Trust Co. (a)	800,000	800,000
Lee County, FL, Airport Revenue, AMT, Series 811-X, 144A, 3.24%*, 10/1/2029 (b)	2,000,000	2,000,000
Miami-Dade County, FL, General Obligation:
3.15%, 4/5/2006	2,028,000	2,028,000
Series R-387, 144A, 3.43%*, 7/1/2028 (b)	1,000,000	1,000,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 3.24%*, 9/1/2035, KeyBank NA (a)	2,900,000	2,900,000
Miami-Dade County, FL, School Board Certificates of Participation, Series C, 5.0%, 8/1/2006 (b)	1,750,000	1,759,653
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Falcon Trace Apartments Project, Series D, AMT, 3.2%*	400,000	400,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Smokewood/Sun, Series A, 3.19%*, 12/1/2022	850,000	850,000
Palm Beach County, FL, Health Facilities Authority Revenue, Bethesda Healthcare System Project, 3.18%*, 12/1/2031, SunTrust Bank (a)	1,090,000	1,090,000
Pasco County, FL, School Board Certificates of Participation, 3.17%*, 8/1/2026 (b)	1,400,000	1,400,000
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Loan Program, 3.18%*, 12/1/2015 (b)	1,000,000	1,000,000
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, 3.23%*, 12/1/2023, Bank One America NA (a)	800,000	800,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 3.19%*, 11/1/2034, Allied Irish Bank PLC (a)	3,000,000	3,000,000
		34,717,187
Alaska 1.2%
ABN AMRO, Munitops Certificates Trust, Alaska Trust Certificate, 144A, Series 2006-9, 3.22%*, 10/1/2014 (b)	500,000	500,000
Indiana 2.5%
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 3.24%*, 5/1/2025, LaSalle National Bank (a)	1,000,000	1,000,000
Kentucky 0.2%
Shelby County, KY, Lease Revenue, Series A, 3.18%*, 9/1/2034, US Bank NA (a)	100,000	100,000
Michigan 1.0%
Michigan, State Hospital Finance Authority Revenue, Crittenton Hospital Medical Center, Series B, 3.19%*, 3/1/2014, Comerica Bank (a)	400,000	400,000
Pennsylvania 0.9%
Dallastown, PA, Area School District, 3.19%*, 2/1/2018 (b)	350,000	350,000
Puerto Rico 3.2%
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Macon Trust, Series R, 144A, 3.18%*, 7/1/2035 (b)	500,000	500,000
Puerto Rico, Industrial Tourist, Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.21%*, 12/1/2030	775,000	775,000
		1,275,000
Tennessee 3.2%
Tennessee, Tennergy Corp. Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.22%*, 5/1/2016	1,300,000	1,300,000
Texas 1.7%
McAllen, TX, Independent School District, Municipal Securities Trust Receipts, Series A, 144A, 3.21%*, 2/15/2030	705,000	705,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $40,347,187)+	99.6	40,347,187
Other Assets and Liabilities, Net	0.4	159,564
Net Assets	100.0	40,506,751

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2006.

+ The cost for federal income tax purposes was $40,347,187.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Assurance Corp.	7.2
Financial Guaranty Insurance Company	3.3
Financial Security Assurance	5.0
Municipal Bond Investors Assurance	8.8

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2006

Investors New Jersey Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 95.0%
New Jersey 68.7%
Burlington County, NJ, Anticipation Notes, Series C, 3.75%, 7/13/2006	750,000	750,908
Middlesex County, NJ, General Obligation, Series B, 4.125%, 6/15/2006	180,000	180,481
New Jersey, Economic Development Authority Revenue:
3.2%, 5/3/2006	680,000	680,000
Series R-331, 144A, 3.2%*, 12/15/2015 (b)	550,000	550,000
New Jersey, Economic Development Authority Revenue, First Mortgage, Lions Gate Project, Series C, 3.17%*, 1/1/2020, Citizens Bank of PA (a)	1,045,000	1,045,000
New Jersey, Economic Development Authority Revenue, Foreign Trade Zone Project, 3.2%*, 12/1/2007, Bank of New York (a)	680,000	680,000
New Jersey, Economic Development Authority Revenue, Macon Trust, Series B, 144A, 3.2%*, 9/1/2025 (b)	665,000	665,000
New Jersey, Economic Development Authority Revenue, Morris Museum Project, 3.17%*, 2/1/2031, JPMorgan Chase Bank (a)	800,000	800,000
New Jersey, Economic Development Authority, Special Facility Revenue, Port Newark Container LLC, AMT, 3.21%*, 7/1/2030, Citibank NA (a)	950,000	950,000
New Jersey, Economic Development Authority, Thermal Energy Facilities Revenue, Thermal Energy Ltd., AMT, 3.21%*, 12/1/2031, Bank One NA (a)	300,000	300,000
New Jersey, Environmental Infrastructure Trust, Encap Golf Holdings LLC Project, AMT, 3.2%*, 11/1/2025, Wachovia Bank NA (a)	1,200,000	1,200,000
New Jersey, Health Care Facilities, Financing Authority Revenue, Series A-3, 3.13%*, 7/1/2035, Fleet National Bank (a)	100,000	100,000
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/23/2006	600,000	601,612
New Jersey, State Transportation Corp. Certificates, Series PA-785, 144A, 3.2%*, 9/15/2015 (b)	420,000	420,000
New Jersey, State Transportation Trust Fund Authority:
Series PA-802, 144A, 3.2%*,12/15/2009 (b)	1,000,000	1,000,000
Series PT-2488, 144A, 3.2%*, 12/15/2017 (b)	305,000	305,000
Series PT-2494, 144A, 3.2%*, 12/15/2023 (b)	350,000	350,000
New Jersey, State Turnpike Authority Revenue, Series A10, 144A, 3.2%*, 1/1/2016 (b)	300,000	300,000
Salem County, NJ, Improvement Authority Revenue, Friends Home Woodstown, Inc., 3.16%*, 4/1/2034, Fleet National Bank (a)	660,000	660,000
		11,538,001
Illinois 1.3%
Carol Stream, IL, Industrial Project Revenue, MAAC Machinery Co. Project, AMT, 3.3%*, 4/1/2024, Northern Trust Company (a)	220,000	220,000
Michigan 0.5%
Sterling Heights, MI, Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 3.5%*, 2/1/2016, JPMorgan Chase Bank (a)	80,000	80,000
Nebraska 2.8%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT, Series E, 3.25%*, 9/1/2034	470,000	470,000
New Mexico 1.2%
Albuquerque, NM, Airport Facilities Revenue, Series A, 3.28%*, 7/1/2020 (b)	200,000	200,000
New York 5.2%
Oneida Indian Nation, NY, Revenue Bond, 3.15%*, 10/1/2032, Bank of America NA (a)	135,000	135,000
Port Authority New York and New Jersey:
Series A, 3.17%, 5/4/2006	500,000	500,000
Series B, 3.23%, 5/2/2006	240,000	240,000
		875,000
Ohio 1.4%
Lorain, OH, Port Authority Revenue, Port Development, Spitzer Project, AMT, 3.5%*, 12/1/2019, National City Bank (a)	230,000	230,000
Pennsylvania 1.2%
Erie County, PA, Industrial Development, Snap-Tite, Inc. Project, AMT, 3.35%*, 2/1/2018, National City Bank (a)	100,000	100,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Children's Hospital Project, Series B, 3.14%*, 7/1/2025	100,000	100,000
		200,000
Puerto Rico 11.5%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.17%*, 10/1/2008	750,000	750,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.18%*, 7/1/2020 (b)	200,000	200,000
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Macon Trust, Series R, 144A, 3.18%*, 7/1/2035 (b)	300,000	300,000
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.21%*, 12/1/2030	680,000	680,000
		1,930,000
Washington 1.2%
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.26%*, 10/1/2041, Wells Fargo Bank NA (a)	200,000	200,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $15,943,001)+	95.0	15,943,001
Other Assets and Liabilities, Net	5.0	840,324
Net Assets	100.0	16,783,325

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2006.

+ Cost for federal income tax purposes was $15,943,001.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Assurance Corp.	8.0
Financial Guaranty Insurance Company	3.5
Financial Security Assurance, Inc.	10.4
Municipal Bond Investors Assurance	5.0

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of March 31, 2006

Investors Michigan Municipal Cash Fund	Principal Amount ($)	Value ($)

Municipal Investments 99.4%
Michigan 80.4%
ABN AMRO, Munitops Certificates Trust, Series 2003-3, 144A, 3.2%*, 1/1/2011 (a)	140,000	140,000
Comstock Park, MI, Public Schools, Series R-2178, 144A, 3.21%*, 5/1/2025 (a)	500,000	500,000
Detroit, MI, City School District, Series PT-1844, 144A, 3.2%*, 5/1/2011 (a)	80,000	80,000
Detroit, MI, Sewer Disposal Revenue, Series E, 3.0%*, 7/1/2031 (a)	225,000	225,000
Detroit, MI, Water Supply Systems, Series B-24, 144A, 3.21%*, 7/1/2026 (a)	100,000	100,000
Fremont, MI, Hospital Finance Authority, 3.21%*, 6/1/2020, Old Kent Bank (b)	40,000	40,000
Garden City, MI, Hospital Revenue, Series A, 3.2%*, 9/1/2026, First of America Bank (b)	285,000	285,000
Georgetown Township, MI, Economic Development Corp., Limited Obligation Revenue, Sunset Manor, Inc. Project, 3.17%*, 11/1/2019, LaSalle Bank NA (b)	300,000	300,000
Jackson County, MI, Economic Development Corp. Revenue, Spring Arbor College Project, 3.25%*, 12/1/2020, Comerica Bank (b)	170,000	170,000
Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Spring Arbor University, 3.23%*, 11/1/2030, Comerica Bank (b)	160,000	160,000
Michigan, Municipal Bond Authority Revenue, Series B-2, 4.0%, 8/18/2006, JPMorgan Chase Bank (b)	285,000	285,385
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 3.23%*, 4/20/2011	380,000	380,000
Michigan, Oakland University Revenue, 3.2%*, 3/1/2031 (a)	250,000	250,000
Michigan, State Hospital Finance Authority Revenue, Covenamt Retirement, Series A, 3.17%*, 12/1/2029, LaSalle Bank NA (b)	30,000	30,000
Michigan, State Housing Development Authority, Series A, AMT, 3.28%*, 6/1/2020 (a)	100,000	100,000
Michigan, State Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 3.21%*, 6/1/2018, Bank of New York (b)	330,000	330,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 3.34%*, 10/1/2015, Comerica Bank (b)	200,000	200,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC, AMT, 3.5%*, 2/1/2020, JPMorgan Chase Bank (b)	160,000	160,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Merchants LLC Project, AMT, 3.3%*, 3/1/2030, National City Bank (b)	175,000	175,000
Michigan, University of Michigan Hospital Revenue:
3.17%, 4/12/2006	300,000	300,000
Series A-2, 3.14%*, 12/1/2024	200,000	200,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Acme Manufacturing Co. Project, AMT, 3.34%*, 11/1/2023, JPMorgan Chase & Co. (b)	75,000	75,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Rochester College Project, 3.28%*, 8/1/2021, Bank One Michigan (b)	100,000	100,000
Sterling Heights, MI, Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 3.5%*, 2/1/2016, JPMorgan Chase Bank (b)	200,000	200,000
		4,785,385
Deleware 1.7%
Delaware, University of Delaware Revenue, Series B, 3.12%*,11/1/2034	100,000	100,000
North Carolina 3.3%
Moore County, NC, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaussner Industries Project, AMT, 3.28%*, 5/1/2010, Wachovia Bank NA (b)	200,000	200,000
Puerto Rico 3.0%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.21%*, 12/1/2030	180,000	180,000
Tennessee 3.4%
Tennessee, Tennergy Corp. Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.22%*, 5/1/2016	200,000	200,000
Utah 4.2%
Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series D, 3.18%*, 5/15/2036	150,000	150,000
Utah, State Housing Finance Agency, Single Family Mortgage, Series E-1, AMT, 3.25%*, 7/1/2031	100,000	100,000
		250,000
Washington 3.4%
Washington, Port Seattle Revenue, AMT, 3.22%*, 9/1/2035, Fortis Bank (b)	100,000	100,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.26%*, 10/1/2041, Wells Fargo Bank NA (b)	100,000	100,000
		200,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,915,385)+	99.4	5,915,385
Other Assets and Liabilities, Net	0.6	34,741
Net Assets	100.0	5,950,126

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2006.

+ The cost for federal income tax purposes was $5,915,385.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Financial Guaranty Insurance Company	9.4
Financial Security Assurance	8.5
Municipal Bond Investors Assurance	5.7

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statements of Assets and Liabilities as of March 31, 2006
Assets	New York	Pennsylvania	Florida	New Jersey	Michigan
Investments in securities, at amortized cost	$ 41,120,835	$ 7,665,446	$ 40,347,187	$ 15,943,001	$ 5,915,385
Cash	77,805	2,689	35,196	20,359	28,401
Receivable for investments sold	—	10,000	—	732,000	—
Interest receivable	256,770	41,598	181,700	110,041	37,528
Receivable for Fund shares sold	6,876	—	1,027	11,435	—
Due from Advisor	—	—	—	1,845	3,587
Other assets	6,930	6,694	5,841	5,342	4,739
Total assets	41,469,216	7,726,427	40,570,951	16,824,023	5,989,640
Liabilities
Dividends payable	2,410	470	2,422	1,002	385
Accrued management fee	8,028	—	7,971	—	—
Other accrued expenses and payables	48,704	34,779	53,807	39,696	39,129
Total liabilities	59,142	35,249	64,200	40,698	39,514
Net assets, at value	41,410,074	7,691,178	40,506,751	16,783,325	5,950,126
Net Assets
Net assets consist of: Undistributed net investment income	12,027	560	2,954	504	191
Accumulated net realized gain (loss)	(5,099)	(29)	—	—	—
Paid-in capital	41,403,146	7,690,647	40,503,797	16,782,821	5,949,935
Net assets, at value	$ 41,410,074	$ 7,691,178	$ 40,506,751	$ 16,783,325	$ 5,950,126
Shares outstanding	41,403,035	7,690,714	40,504,278	16,784,581	5,950,031
Net asset value, offering and redemption price per share (net asset value ÷ outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statements of Operations for the year ended March 31, 2006
Investment Income	New York	Pennsylvania	Florida	New Jersey	Michigan
Income: Interest	$ 995,298	$ 138,871	$ 718,221	$ 337,330	$ 131,679
Expenses: Management fee	79,962	10,684	55,214	26,714	10,309
Services to shareholders	33,008	2,563	20,869	11,654	5,019
Custodian fees	7,230	5,205	7,767	6,455	5,495
Distribution service fees	181,731	24,283	125,487	60,716	16,401
Auditing	32,642	34,643	33,932	33,773	33,605
Legal	12,021	21,954	22,725	19,367	17,519
Trustees' fees and expenses	10,977	7,221	11,251	11,497	6,218
Reports to shareholders	13,210	5,742	7,188	6,625	5,226
Registration fees	18,250	16,761	15,395	18,529	15,413
Other	6,077	1,993	3,496	2,911	2,094
Total expenses, before expense reductions	395,108	131,049	303,324	198,241	117,299
Expense reductions	(34,874)	(83,987)	(55,293)	(78,837)	(74,559)
Total expenses, after expense reductions	360,234	47,062	248,031	119,404	42,740
Net investment income	635,064	91,809	470,190	217,926	88,939
Net gain (loss) on investment transactions	6,512	69	2,744	602	98
Net increase (decrease) in net assets resulting from operations	$ 641,576	$ 91,878	$ 472,934	$ 218,528	$ 89,037

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	New York		Pennsylvania		Florida
Increase (Decrease) in Net Assets	Years Ended March 31,		Years Ended March 31,		Years Ended March 31,
	2006	2005	2006	2005	2006	2005
Operations: Net investment income	$ 635,064	$ 78,109	$ 91,809	$ 26,279	$ 470,190	$ 57,641
Net realized gain (loss) on investment transactions	6,512	(11,381)	69	(1,245)	2,744	(2,140)
Net increase from payments by affiliates	—	—	—	1,707	—	2,140
Net increase (decrease) in net assets resulting from operations	641,576	66,728	91,878	26,741	472,934	57,641
Distributions to shareholders from net investment income	(635,064)	(82,066)	(92,334)	(26,358)	(470,190)	(57,303)
Fund share transactions: Proceeds from shares sold	165,279,634	123,269,303	28,895,837	39,333,558	143,482,464	82,736,276
Reinvestment of distributions	632,907	69,875	91,999	24,040	468,059	49,945
Cost of shares redeemed	(134,696,056)	(160,378,666)	(25,210,098)	(46,869,851)	(111,804,845)	(102,532,138)
Net increase (decrease) in net assets from Fund share transactions	31,216,485	(37,039,488)	3,777,738	(7,512,253)	32,145,678	(19,745,917)
Increase (decrease) in net assets	31,222,997	(37,054,826)	3,777,282	(7,511,870)	32,148,422	(19,745,579)
Net assets at beginning of period	10,187,077	47,241,903	3,913,896	11,425,766	8,358,329	28,103,908
Net assets at end of period	41,410,074	$ 10,187,077	7,691,178	$ 3,913,896	40,506,751	$ 8,358,329
Undistributed net investment income	$ 12,027	$ 12,026	$ 560	$ 525	$ 2,954	$ 272
Other Information
Shares outstanding at beginning of period	10,186,550	47,226,038	3,912,976	11,425,229	8,358,600	28,104,517
Shares sold	165,279,634	123,269,303	28,895,837	39,333,558	143,482,464	82,736,276
Shares issued to shareholders in reinvestment of distributions	632,907	69,875	91,999	24,040	468,059	49,945
Shares redeemed	(134,696,056)	(160,378,666)	(25,210,098)	(46,869,851)	(111,804,845)	(102,532,138)
Net increase (decrease) in Fund shares	31,216,485	(37,039,488)	3,777,738	(7,512,253)	32,145,678	(19,745,917)
Shares outstanding at end of period	41,403,035	10,186,550	7,690,714	3,912,976	40,504,278	8,358,600

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
	New Jersey		Michigan
Increase (Decrease) in Net Assets	Years Ended March 31,		Years Ended March 31,
	2006	2005	2006	2005
Operations: Net investment income	$ 217,926	$ 42,166	$ 88,939	$ 23,481
Net realized gain (loss) on investment transactions	602	(7,890)	98	—
Net increase from payments by affiliates	—	7,890	—	—
Net increase (decrease) in net assets resulting from operations	218,528	42,166	89,037	23,481
Distributions to shareholders from net investment income	(217,927)	(43,852)	(88,939)	(26,752)
Fund share transactions: Proceeds from shares sold	51,604,676	98,128,246	14,446,301	35,636,190
Reinvestment of distributions	217,087	38,629	88,735	26,538
Cost of shares redeemed	(39,905,707)	(112,826,923)	(13,719,620)	(33,717,956)
Net increase (decrease) in net assets from Fund share transactions	11,916,056	(14,660,048)	815,416	1,944,772
Increase (decrease) in net assets	11,916,657	(14,661,734)	815,514	1,941,501
Net assets at beginning of period	4,866,668	19,528,402	5,134,612	3,193,111
Net assets at end of period	$ 16,783,325	$ 4,866,668	$ 5,950,126	$ 5,134,612
Undistributed net investment income	$ 504	$ 258	$ 191	$ 99
Other Information
Shares outstanding at beginning of period	4,868,525	19,528,573	5,134,615	3,189,843
Shares sold	51,604,676	98,128,246	14,446,301	35,636,190
Shares issued to shareholders in reinvestment of distributions	217,087	38,629	88,735	26,538
Shares redeemed	(39,905,707)	(112,826,923)	(13,719,620)	(33,717,956)
Net increase (decrease) in Fund shares	11,916,056	(14,660,048)	815,416	1,944,772
Shares outstanding at end of period	16,784,581	4,868,525	5,950,031	5,134,615

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt New York Money Market Fund

Years Ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.018	.004	.002	.004	.01
Less distributions from net investment income	(.018)	(.004)	(.002)	(.004)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	1.77	.42	.17	.42	1.24
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41	10	47	49	164
Ratio of expenses before expense reductions (%)	1.09	1.19	.89	.95	1.04
Ratio of expenses after expense reductions (%)	.99	1.00	.86	.95	.94
Ratio of net investment income (%)	1.75	.25[c]	.17	.41	1.23

Investors Pennsylvania Municipal Cash Fund

Years Ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.018	.005	.001	.004	.01
Less distributions from net investment income	(.018)	(.005)	(.001)	(.004)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	1.84	.45[b]	.11	.39	1.33
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	4	11	7	29
Ratio of expenses before expense reductions (%)	2.70	1.91	1.80	1.28	1.09
Ratio of expenses after expense reductions (%)	.97	.99	.95	1.00	.95
Ratio of net investment income (%)	1.89	.27[c]	.10	.44	1.27

a Total returns would have been lower had certain expenses not been reduced.

b Total return for the year ended March 31, 2005 includes the effect of a voluntary capital contribution from the Advisor (see Note 6). Without this contribution the total return would have been lower.

c Due to the timing of subscriptions and redemptions for this class in relation to the operating results of the Fund, the amount shown does not correspond to the total return during the year.

Investors Florida Municipal Cash Fund

Years Ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.018	.005	.001	.004	.01
Less distributions from net investment income	(.018)	(.005)	(.001)	(.004)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	1.80	.47[b]	.11	.37	1.36
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	41	8	28	20	57
Ratio of expenses before expense reductions (%)	1.21	1.36	1.35	1.11	1.08
Ratio of expenses after expense reductions (%)	.99	1.00	.95	.99	.95
Ratio of net investment income (%)	1.87	.33[c]	.11	.40	1.34

Investors New Jersey Municipal Cash Fund

Years Ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.018	.004	.001	.003	.01
Less distributions from net investment income	(.018)	(.004)	(.001)	(.003)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	1.77	.39[b]	.09	.30	1.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	17	5	20	30	70
Ratio of expenses before expense reductions (%)	1.63	1.45	1.21	1.13	1.00
Ratio of expenses after expense reductions (%)	.98	1.00	.92	.99	.95
Ratio of net investment income (%)	1.79	.25[c]	.09	.30	1.15

a Total returns would have been lower had certain expenses not been reduced.

b Total return for the year ended March 31, 2005 includes the effect of a voluntary capital contribution from the Advisor (see Note 6). Without this contribution the total return would have been lower.

c Due to the timing of subscriptions and redemptions for this class in relation to the operating results of the Fund, the amount shown does not correspond to the total return during the year.

Investors Michigan Municipal Cash Fund

Years Ended March 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.019	.007	.002	.006	.01
Less distributions from net investment income	(.019)	(.007)	(.002)	(.006)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)[a]	1.91	.67	.23	.56	1.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	5	3	8	37
Ratio of expenses before expense reductions (%)	2.50	2.92	2.23	1.01	.91
Ratio of expenses after expense reductions (%)	.91	.94	.85	.83	.75
Ratio of net investment income (%)	1.90	.60	.30	.62	1.44

a Total returns would have been lower had certain expenses not been reduced.

Notes to Financial Statements

1. Significant Accounting Policies

Investors Municipal Cash Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company organized as a Massachusetts business trust. The Trust offers five series of shares — Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization to maturity of any discount or premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

At March 31, 2006, the following Funds have utilized and had an approximate net tax basis capital loss carryforward which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the respective expiration dates, whichever occurs first:

	Capital loss Carryforward ($)	Expiration	Capital loss Carryforward utilized($)
Tax-Exempt New York Money Market Fund	5,100	3/31/2013	6,500
Investors Florida Municipal Cash Fund	—	—	60
Investors New Jersey Municipal Cash Fund	—	—	360
Investors Michigan Municipal Cash Fund	—	—	10

In addition, from November 1, 2005 through March 31, 2006, Investors Pennsylvania Municipal Cash Fund incurred approximately $29 net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended March 31, 2007.

Distribution of Income. Net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Funds.

At March 31, 2006, the Funds' components of distributable earnings (accumulated losses) on a tax-basis were as follows:

Tax-Exempt New York Money Market Fund
Undistributed tax-exempt income	$ 24,593
Capital loss carryforwards	$ (5,100)
Net unrealized appreciation (depreciation) on investments	$ —
Investors Pennsylvania Municipal Cash Fund
Undistributed tax-exempt income	$ 4,611
Capital loss carryforwards	$ —
Net unrealized appreciation (depreciation) on investments	$ —
Investors Florida Municipal Cash Fund
Undistributed tax-exempt income	$ 10,383
Capital loss carryforwards	$ —
Net unrealized appreciation (depreciation) on investments	$ —
Investors New Jersey Municipal Cash Fund
Undistributed tax-exempt income	$ 4,634
Capital loss carryforwards	$ —
Net unrealized appreciation (depreciation) on investments	$ —
Investors Michigan Municipal Cash Fund
Undistributed tax-exempt income	$ 3,665
Capital loss carryforwards	$ —
Net unrealized appreciation (depreciation) on investments	$ —

In addition, the tax character of distributions paid to shareholders by the Funds is summarized as follows:

Years Ended March 31
	2006 Distributions from Tax-Exempt Income	2005 Distributions from Tax-Exempt Income	2005 Distributions from Taxable Income
Tax-Exempt New York Money Market Fund	$ 635,064	$ 65,601	$ 16,465
Investors Pennsylvania Municipal Cash Fund	$ 92,334	$ 26,358	$ —
Investors Florida Municipal Cash Fund	$ 470,190	$ 57,303	$ —
Investors New Jersey Municipal Cash Fund	$ 217,927	$ 43,852	$ —
Investors Michigan Municipal Cash Fund	$ 88,939	$ 26,752	$ —

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based on net assets.

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Funds in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Funds. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Funds pay a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500,000,000 of the combined average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended March 31, 2006, the fees pursuant to the Management Agreement were equivalent to an annual effective rate of each Fund's average daily net assets as follows:

Fund	Total Aggregated ($)	Waived ($)	Annual Effective Rate (%)
Tax-Exempt New York Money Market Fund	79,962	—	.22
Investors Pennsylvania Municipal Cash Fund	10,684	10,684.00
Investors Florida Municipal Cash Fund	55,214	—	.22
Investors New Jersey Municipal Cash Fund	26,714	5,145.18
Investors Michigan Municipal Cash Fund	10,309	10,309.00

For the period April 1, 2005 to September 30, 2005, the Advisor and certain of its subsidiaries had voluntarily maintained the annualized expenses of the Funds as follows:

Fund	Expense Limit*
Tax-Exempt New York Money Market Fund	1.00%
Investors Pennsylvania Municipal Cash Fund	1.00%
Investors Florida Municipal Cash Fund	1.00%
Investors New Jersey Municipal Cash Fund	1.00%
Investors Michigan Municipal Cash Fund	1.00%

* Certain expenses, such as reorganization, taxes, brokerage, interest expense and extraordinary expenses are excluded from the expense limitation.

Effective October 1, 2005 through September 30, 2006, the Advisor has contractatully agreed to limit its fees and reimburse expenses of the Funds to the extent necessary to maintain the annual expenses at as follows:

Fund	Expense Limit*
Tax-Exempt New York Money Market Fund	1.00%
Investors Pennsylvania Municipal Cash Fund	1.00%
Investors Florida Municipal Cash Fund	1.00%
Investors New Jersey Municipal Cash Fund	1.00%
Investors Michigan Municipal Cash Fund	.886%

* Certain expenses, such as reorganization, taxes, brokerage, interest expense and extraordinary expenses are excluded from the expense limitation.

Under this arrangement, the Advisor also reimbursed Investors Pennsylvania Municipal Cash Fund and Investors Michigan Municipal Cash Fund $43,231 and $40,867, respectively, for certain expenses for the year ended March 31, 2006.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Trust. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Funds.

For the year ended March 31, 2006, DWS-SISC received shareholder servicing fees as follows:

Fund	Total Aggregated	Waived ($)
Tax-Exempt New York Money Market Fund	34,046	30,807
Investors Pennsylvania Municipal Cash Fund	4,248	4,248
Investors Florida Municipal Cash Fund	21,622	21,622
Investors New Jersey Municipal Cash Fund	10,918	10,918
Investors Michigan Municipal Cash Fund	5,511	5,511

Distribution Service Agreement. Each Fund has a shareholder services and distribution agreement with DWS Scudder Distributors, Inc. ("DWS-SDI"). For its services as primary distributor, each Fund pays DWS-SDI an annual fee of 0.50% of average daily net assets, except for Investors Michigan Municipal Cash Fund which pays an annual fee of 0.35% of average daily net assets, pursuant to separate Rule 12b-1 plans for each Fund. The amount charged to each Fund by DWS-SDI, for the year ended March 31, 2006, was as follows:

Fund	Total Aggregated ($)	Waived ($)	Unpaid at March 31, 2006 ($)	Annual Effective Rate (%)
Tax-Exempt New York Money Market Fund	181,731	—	12,507.50
Investors Pennsylvania Municipal Cash Fund	24,283	24,283	—	.00
Investors Florida Municipal Cash Fund	125,487	30,316	19,467.38
Investors New Jersey Municipal Cash Fund	60,716	60,716	—	.00
Investors Michigan Municipal Cash Fund	16,401	16,401	—	.00

DWS-SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders.

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and certain regulatory filing services to the Funds. For the year ended March 31, 2006, the amount charged to the Funds by DeIM included in reports to shareholders were as follows:

Fund	Total Aggregated ($)	Unpaid at March 31, 2006 ($)
Tax-Exempt New York Money Market Fund	3,540	1,080
Investors Pennsylvania Municipal Cash Fund	3,540	1,080
Investors Florida Municipal Cash Fund	3,540	1,080
Investors New Jersey Municipal Cash Fund	3,540	1,080
Investors Michigan Municipal Cash Fund	3,540	1,080

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Reductions

For the year ended March 31, 2006, the Advisor agreed to reimburse each Fund a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider as follows:

Fund	Amount ($)
Tax-Exempt New York Money Market Fund	3,976
Investors Pennsylvania Municipal Cash Fund	1,504
Investors Florida Municipal Cash Fund	2,955
Investors New Jersey Municipal Cash Fund	2,030
Investors Michigan Municipal Cash Fund	1,434

In addition, each Fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses. During the year ended March 31, 2006, the Funds' custodian fees were reduced as follows:

Fund	Amount ($)
Tax-Exempt New York Money Market Fund	91
Investors Pennsylvania Municipal Cash Fund	37
Investors Florida Municipal Cash Fund	400
Investors New Jersey Municipal Cash Fund	28
Investors Michigan Municipal Cash Fund	37

4. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

5. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, on January 13, 2006, DWS Scudder Distributors, Inc. received a Wells notice from the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

6. Payments made by Affiliates

During the year ended March 31, 2005, the Advisor voluntarily reimbursed the Investors Pennsylvania Municipal Cash Fund $1,707, the Investors Florida Municipal Cash Fund $2,140, and the Investors New Jersey Municipal Cash Fund $7,890 for losses on investments resulting from sales to fund a redemption request on October 26, 2004.

7. Cessation of Operations

Upon the recommendation of the Advisor, the Board of the Funds approved the termination and liquidation of Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund effective September 22, 2006 (the "Liquidation Date"). Accordingly, the Funds will redeem the shares of any fund shareholder outstanding on the Liquidation Date. The Advisor has agreed to pay the cost of the liquidation.

The Board also further approved closing the Funds to new intermediary relationships. If any of the Funds are offered as a "cash sweep" option, the funds will remain available for new sales through such arrangement until the Liquidation Date.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of
Investors Municipal Cash Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Investors Municipal Cash Fund (comprising the Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund) (collectively, the "Funds"), as of March 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstance, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principals used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting Investors Municipal Cash Fund at March 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 8, 2006

Tax Information (Unaudited)

Of the dividends paid from the net investment income for the taxable year ended March 31, 2006, 100% are designated as exempt interest dividends for federal income tax purposes for Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns.

Other Information

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-5850.

Regulatory and Litigation Matters

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Trustees and Officers

The following table presents certain information regarding the Trustees and Officers of the funds as of March 31, 2006. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Trustee's term of office extends until the next shareholders' meeting called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, retires, resigns or is removed as provided in the governing documents of the funds.

Independent Trustees
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen
Shirley D. Peterson (1941) Chairperson, 2004-present Trustee, 1995-present

Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present) ; Champion Enterprises, Inc. (manufactured home building); Wolverine World Wide, Inc. (designer, manufacturer and marketer of footwear) (April 2005-present); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.

		71
John W. Ballantine (1946) Trustee, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: First Oak Brook Bancshares, Inc.; Oak Brook Bank; Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company)	71
Donald L. Dunaway (1937) Trustee, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994)	71
James R. Edgar (1946) Trustee, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: Kemper Insurance Companies; John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	71
Paul K. Freeman (1950) Trustee, 2002-present	President, Cook Street Holdings (consulting); Senior Visiting Research Scholar, Graduate School of International Studies, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	71
Robert B. Hoffman (1936) Trustee, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2000); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorships: RCP Advisors, LLC (a private equity investment advisory firm)	71
William McClayton (1944) Trustee, 2004-present	Managing Director of Finance and Administration, DiamondCluster International, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (1986-2001). Formerly: Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago	71
Robert H. Wadsworth (1940) Trustee, 2004-present

President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983-present). Director, The European Equity Fund, Inc. (since 1986), The New Germany Fund, Inc. (since 1992), The Central Europe and Russia Fund, Inc. (since 1990). Formerly, Trustee of New York Board DWS Funds; President and Trustee, Trust for Investment Managers (registered investment company) (1999-2002). President, Investment Company Administration, L.L.C. (1992*-2001); President, Treasurer and Director, First Fund Distributors, Inc. (June 1990-January 2002); Vice President, Professionally Managed Portfolios (May 1991-January 2002) and Advisors Series Trust (October 1996-January 2002) (registered investment companies)

*Inception date of the corporation which was the predecessor to the L.L.C.

		74
Officers[2]
Name, Year of Birth, Position(s) Held with the Fund and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in DWS Fund Complex Overseen
Michael Colon[4] (1969) President, 2006-present

Managing Director[3] and Chief Operating Officer, Deutsche Asset Management (since March 2005); President, DWS Global High Income Fund, Inc. (since April 2006), DWS Global Commodities Stock Fund, Inc. (since April 2006), The Brazil Fund, Inc. (since April 2006), The Korea Fund, Inc. (since April 2006); Chief Operating Officer, Deutsche Bank Alex. Brown (2002-2005); Chief Operating Officer, US Equities Division of Deutsche Bank (2000-2002)

n/a
Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director[3], Deutsche Asset Management	n/a
Paul H. Schubert[4] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present

Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

n/a
John Millette[5] (1962) Secretary, 2001-present	Director[3], Deutsche Asset Management	n/a
Patricia DeFilippis[4] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)	n/a
Elisa D. Metzger4, (1962) Assistant Secretary 2005-present	Director[3], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)	n/a
Caroline Pearson[5] (1962) Assistant Secretary, 1998-present	Managing Director[3], Deutsche Asset Management	n/a
Scott M. McHugh[5] (1971) Assistant Treasurer, 2005-present	Director[3], Deutsche Asset Management	n/a
Kathleen Sullivan D'Eramo[5] (1957) Assistant Treasurer, 2003-present	Director[3], Deutsche Asset Management	n/a
John Robbins[4] (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director[3], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)	n/a
Philip Gallo[4] (1962) Chief Compliance Officer, 2004-present	Managing Director[3], Deutsche Asset Management (2003-present); formerly, Co-Head of Goldman Sachs Asset Management Legal (1994-2003)	n/a

1 Length of time served represents the date that each Trustee was first elected to the common board of Trustees which oversees a number of investment companies, including the fund, managed by the Advisor. For the Officers of the fund, length of time served represents the date that each officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Trustees.

2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

3 Executive title, not a board directorship.

4 Address: 345 Park Avenue, New York, New York 10154.

5 Address: Two International Place, Boston, Massachusetts 02110.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

Notes

Notes

Notes

Notes

Notes

Notes

Notes

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-scudder.com. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Principal Underwriter
DWS Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

ITEM 2.	CODE OF ETHICS.

As of the end of the period, March 31, 2006, Investors Municipal Cash Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund’s Board of Directors/Trustees has determined that the Fund has at least one “audit committee financial expert” serving on its audit committee: Mr. Donald L. Dunaway. This audit committee member is “independent,” meaning that he is not an “interested person” of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

INVESTORS FLORIDA MUNICIPAL CASH FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP (“E&Y”), the Fund’s auditor, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Auditor Billed to the Fund

Fiscal Year Ended March 31	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$29,733	$0	$4,054	$0
2005	$28,189	$0	$3,844	$0

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

Services that the Fund’s Auditor Billed to the Adviser and

Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended March 31	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$355,000	$386,824	$0
2005	$347,500	$0	$0

The “Audit-Related Fees” were billed for services in connection with the assessment of internal controls, agreed upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with tax compliance services, preparation of excise tax distributions and preparation of tax returns.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended March 31	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$4,054	$386,824	$535,406	$926,284
2005	$3,844	$0	$247,266	$251,110

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

In connection with the audit of the 2005 financial statements, the Fund entered into an engagement letter with E&Y. The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

INVESTORS MICHIGAN MUNICIPAL CASH FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP (“E&Y”), the Fund’s auditor, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Auditor Billed to the Fund

Fiscal Year Ended March 31	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$29,683	$0	$4,048	$0
2005	$28,082	$0	$3,829	$0

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

Services that the Fund’s Auditor Billed to the Adviser and

Affiliated Fund’s Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended March 31	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$355,000	$386,824	$0
2005	$347,500	$0	$0

The “Audit-Related Fees” were billed for services in connection with the assessment of internal controls, agreed upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with tax compliance services, preparation of excise tax distributions and preparation of tax returns.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended March 31	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$4,048	$386,824	$535,406	$926,278
2005	$3,829	$0	$247,266	$251,095

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

In connection with the audit of the 2005 financial statements, the Fund entered into an engagement letter with E&Y. The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

INVESTORS NEW JERSEY MUNICIPAL CASH FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP (“E&Y”), the Fund’s auditor, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Auditor Billed to the Fund

Fiscal Year Ended March 31	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$29,671	$0	$4,046	$0
2005	$28,136	$0	$3,837	$0

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

Services that the Fund’s Auditor Billed to the Adviser and

Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended March 31	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$355,000	$386,824	$0
2005	$347,500	$0	$0

The “Audit-Related Fees” were billed for services in connection with the assessment of internal controls, agreed upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with tax compliance services, preparation of excise tax distributions, preparation of tax returns and taxable income calculations.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended March 31	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$4,046	$386,824	$535,406	$926,276
2005	$3,837	$0	$247,266	$251,103

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

In connection with the audit of the 2005 financial statements, the Fund entered into an engagement letter with E&Y. The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

TAX-EXEMPT NEW YORK MONEY MARKET FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP (“E&Y”), the Fund’s auditor, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Auditor Billed to the Fund

Fiscal Year Ended March 31	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$29,684	$0	$4,048	$0
2005	$28,197	$0	$3,845	$0

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

Services that the Fund’s Auditor Billed to the Adviser and

Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended March 31	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$355,000	$386,824	$0
2005	$347,500	$0	$0

The “Audit-Related Fees” were billed for services in connection with the assessment of internal controls, agreed upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with tax compliance services, preparation of excise tax distributions and preparation of tax returns.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended March 31	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$4,048	$386,824	$535,406	$926,278
2005	$3,845	$0	$247,266	$251,111

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

In connection with the audit of the 2005 financial statements, the Fund entered into an engagement letter with E&Y. The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

INVESTORS PENNSYLVANIA MUNICIPAL CASH FUND

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP (“E&Y”), the Fund’s auditor, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Auditor Billed to the Fund

Fiscal Year Ended March 31	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$29,662	$0	$4,045	$0
2005	$28,105	$0	$3,832	$0

The above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

Services that the Fund’s Auditor Billed to the Adviser and

Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended March 31	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$355,000	$386,824	$0
2005	$347,500	$0	$0

The “Audit-Related Fees” were billed for services in connection with the assessment of internal controls, agreed upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with tax compliance services, preparation of excise tax distributions and preparation of tax returns.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended March 31	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$4,045	$386,824	$535,406	$926,275
2005	$3,832	$0	$247,266	$251,098

All other engagement fees were billed for services in connection with risk management and process improvement initiatives for DeIM and other related entities that provide support for the operations of the fund.

In connection with the audit of the 2005 financial statements, the Fund entered into an engagement letter with E&Y. The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the Chairman of the Nominating and Governance Committee, Two International Place, Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investors Municipal Cash Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Investors Municipal Cash Fund

By:	/s/Michael Colon
Michael Colon

President

Date:	May 30, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 30, 2006